Investments in Joint Ventures (Parenthetical) (Details)	12 Months Ended
	Dec. 31, 2024	Dec. 31, 2023
PungBack Wind Farm Corporation
Disclosure of joint ventures [line items]
Effective percentage of ownership in joint venture	37.00%	37.00%
Daegu Green Power Joint Ventures [Member]
Disclosure of joint ventures [line items]
Effective percentage of ownership in joint venture	54.24%	54.24%
Nominal percentage of ownership joint ventures	29.00%	29.00%
Boim Combined Heat and Power Generation Co., Ltd. (formerly, Dayone Energy Co., Ltd.) [Member]
Disclosure of joint ventures [line items]
Effective percentage of ownership in joint venture	46.30%	46.30%
Additional percentage of ownership joint ventures	15.60%	15.64%
SPC Power Corporation [Member]
Disclosure of joint ventures [line items]
Effective percentage of ownership in joint venture	56.91%	56.91%
Nominal percentage of ownership joint ventures	75.29%	75.29%
Fairhaven Energy Storage LLC [Member]
Disclosure of joint ventures [line items]
Additional percentage of ownership joint ventures		35.00%
Jeongeup Green Power Co Ltd [Member]
Disclosure of joint ventures [line items]
Effective percentage of ownership in joint venture	1.32%
Bottom of range [member] | Pulau Indah O&M Sdn. Bhd
Disclosure of joint ventures [line items]
Effective percentage of ownership in joint venture	50.00%	50.00%
Bottom of range [member] | Trumbull Asset Management, LLC
Disclosure of joint ventures [line items]
Effective percentage of ownership in joint venture	50.00%	50.00%
Bottom of range [member] | Taebaek Guinemi Wind Power Co., Ltd
Disclosure of joint ventures [line items]
Effective percentage of ownership in joint venture	50.00%	50.00%
Bottom of range [member] | Seobusambo highway photovoltaics Co., Ltd.
Disclosure of joint ventures [line items]
Effective percentage of ownership in joint venture	50.00%	50.00%
Bottom of range [member] | Shuweihat Asia Operation & Maintenance Company [Member]
Disclosure of joint ventures [line items]
Effective percentage of ownership in joint venture	50.00%	50.00%
Bottom of range [member] | SUNMEX RENOVABLES, S.A. DE C.V. [Member]
Disclosure of joint ventures [line items]
Effective percentage of ownership in joint venture		20.00%
Top of range [member] | Waterbury Lake Uranium L.P.
Disclosure of joint ventures [line items]
Effective percentage of ownership in joint venture	50.00%	50.00%
Top of range [member] | Nawah Energy Company
Disclosure of joint ventures [line items]
Effective percentage of ownership in joint venture	50.00%	20.00%
Top of range [member] | Saemangeum Solar Power Co., Ltd [Member]
Disclosure of joint ventures [line items]
Effective percentage of ownership in joint venture	50.00%	50.00%
Top of range [member] | SUNMEX RENOVABLES, S.A. DE C.V. [Member]
Disclosure of joint ventures [line items]
Effective percentage of ownership in joint venture	50.00%
Top of range [member] | ITR Co., Ltd. [Member]
Disclosure of joint ventures [line items]
Effective percentage of ownership in joint venture	20.00%	20.00%
Top of range [member] | Energy Infra Asset Management Co., Ltd. [Member]
Disclosure of joint ventures [line items]
Effective percentage of ownership in joint venture	20.00%	20.00%
Top of range [member] | KEPCO for Power Company [Member]
Disclosure of joint ventures [line items]
Effective percentage of ownership in joint venture	50.00%	50.00%
Top of range [member] | Taebaek Wind Power Co., Ltd. [Member]
Disclosure of joint ventures [line items]
Effective percentage of ownership in joint venture	50.00%	50.00%
Top of range [member] | Jeongeup Green Power Co Ltd [Member]
Disclosure of joint ventures [line items]
Effective percentage of ownership in joint venture	50.00%	20.00%
Top of range [member] | Namyangju Combined Heat and Power Co Ltd [Member]
Disclosure of joint ventures [line items]
Effective percentage of ownership in joint venture	50.00%	50.00%